SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:	SHAREHOLDERS' EQUITY

a.	Dividends:

Dividends may be paid by the Company only out of the Israeli company's earnings and other surpluses in Israeli currency as defined in the Companies Law as of the end of the most recent fiscal year or as accrued over a period of the last two years whichever is higher. Such dividends will be declared and paid in New Israeli Shekels. No dividends were declared in the periods presented.

b.	Employee Stock Option Plan (2003):

The Employee Stock Option Plan (2003) ("the ESOP 2003") is designed to benefit from, and is made pursuant to, the provisions of Section 102 of the Israeli Income Tax Ordinance.

In May 2004, December 2006 and October 2013, the Board of Directors and the shareholders of the Company approved the additional pool of options to purchase additional 650,000, 700,000 and 1,100,000 Ordinary shares, respectively, pursuant to the ESOP 2003.

c.	Employee Stock Option Plan (2016):

The Employee Stock Option Plan (2016) ("the ESOP 2016") is designed to benefit from, and is made pursuant to, the provisions of Section 102 of the Israeli Income Tax Ordinance.

In December 2016, the Board of Directors and the shareholders of the Company approved the additional pool of options to purchase additional 2,193,396 Ordinary shares, respectively, pursuant to the ESOP 2016.

During the year ended December 31, 2016, the Company's Board of Directors approved the grant of 736,654 options and 563,655 RSUs to certain employees, officers and directors of the Company. The options were granted at an exercise price range between $1.66 to $2.55 per share. Such options and RSUs have vesting schedules of between 1 to 3 years.

During the year ended December 31, 2016, the Company's Board of Directors approved the grant of 20,000 options to an external consultant of the Company. The options were granted at an exercise price of $1.55 per share. Such options have vesting schedules of between 1 to 2 years.

During the year ended December 31, 2017, the Company's shareholders approved the grant of 25,000 options each to the members of the Board of Directors and. The options were granted at an exercise price of $1.29 per share and vest between 1 to 2 years.

During the year ended December 31, 2017, the Company's Board of Directors approved the grant of 545,809 options and 163,563 RSU’s to certain employees and officers of the Company. The options were granted at an exercise price range between $1.26 and 1.29 per share. Such options have vesting schedules of between 1 to 2 years.

As of December 31, 2017, an aggregate amount of 1,722,279 options are still available for future grant under of the above-mentioned plan.

As of December 31, 2017, 3,119,293 options and RSU’s are outstanding.

d.	Repricing:

On August 3, 2016, the board of directors approved the repricing of all unvested options as of that date, to an exercise price of $ 2.11. The number of options and the vesting terms for the repriced options remained unchanged. The Company accounted for the effect of the amendment on its outstanding options as a modification under the provisions of ASC 718, and recorded an additional expense in the amount of $56 in 2016.

e.	The following is a summary of the Company's stock options granted to employees among the various plans:

	Year ended December 31, 2017
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at the beginning of the year	2,323,760	$2.89	7.63	$0
Granted	545,809	1.27
Exercised	0	0
Forfeited	(246,999)	2.64

Outstanding at the end of the year	2,622,570	$2.58	6.95	$-

Exercisable at the end of the year	1,608,833	$2.79	5.63	$-

Vested and expected to vest at end of year	2,551,505	$2.29	6.96	$-

The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on the last date of the exercise period. Total intrinsic value of options exercised for the year ended December 31, 2017 was $ 0. As of December 31, 2017, there was $ 1,204 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2003 and 2017 Stock Plans. This cost is expected to be recognized over a period of approximately 2.75 years.

The weighted average grant date fair values of options granted during 2016 and 2017 were $ 0.93 and $ 0.76, respectively.

The following is a summary of the Company's stock options granted to non-employees plan:

	Year ended December 31, 2017
Issuance Date	Options of shares of common stock	Exercise price per share	Option exercisable	Exercisable through
	(number)		(number)
May 2016	20,000	1.55	-	-

The options outstanding as of December 31, 2017, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted average
	Outstanding	average	Weighted	exercisable	exercise
Range of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	options
price	2017	life (years)	price	2017	exercisable

$ 1.30	585,809	8.98	1.28	40,000	1.30
$ 1.55 - $ 2.25	1,442,145	6.85	1.93	968,542	2.01
$ 3.30 - $ 6.04	614,616	5.25	4.14	600,291	4.16

	2,642,570	6.95	2.58	1,608,833	2.79

f.	Restricted Stock Units (“RSUs”)

During 2016, the Company updated their Stock Option Plan to include RSUs.

In 2016 and 2017, the Company issued RSU’s totaling 563,654 and 163,563, respectively.  One third of the 563,654 RSUs issued in 2016, were exercised on August 23, 2017.

As of December 31, 2017, 492,381 RSUs were outstanding with an aggregate amount of 194,048 RSUs still available for future grants under of the above-mentioned plan.

The following is a summary of the Company's RSUs granted:

	Number of Shares Underlying Outstanding Restricted Stock Units	Weighted- Average Grant Date Fair Value
Outstanding as of January 1, 2017	563,654	1.22
Granted	163,563	1.35
Exercised	(234,836)	-
Forfeited	-	-
Unvested as of December 31, 2017	492,381	$1.26

g.
During the years ended December 31, 2015, 2016 and 2017, the Company recognized share-based compensation expense related to employee and consultant, in the amount of $ 808, $1,120 and $ 797, respectively, as follows:

	Year ended December 31,
	2015	2016	2017

Cost of revenues	$150	$211	$107
Research and development, net	90	127	89
Selling and marketing	198	243	94
General and administrative	370	539	507

Total share-based compensation expense	$808	$1,120	$797